UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

  /s/  Jeanine M. Herold     Fort Wayne, IN     July 27, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $212,801 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      647    32578 SH       SOLE                        0        0    32578
ISHARES GOLD TRUST             ISHARES          464285105      325    21095 SH       SOLE                        0        0    21095
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      490    14768 SH       SOLE                        0        0    14768
ISHARES TR                     DJ SEL DIV INX   464287168      587    10231 SH       SOLE                        0        0    10231
ISHARES TR                     BARCLYS TIPS BD  464287176     2616    21536 SH       SOLE                        0        0    21536
ISHARES TR                     S&P 500 INDEX    464287200    19729   143996 SH       SOLE                        0        0   143996
ISHARES TR                     BARCLY USAGG B   464287226     3929    34949 SH       SOLE                        0        0    34949
ISHARES TR                     S&P NA NAT RES   464287374      890    24572 SH       SOLE                        0        0    24572
ISHARES TR                     S&P 500 VALUE    464287408    19111   308997 SH       SOLE                        0        0   308997
ISHARES TR                     MSCI EAFE INDEX  464287465    13476   274214 SH       SOLE                        0        0   274214
ISHARES TR                     RUSSELL MIDCAP   464287499     2226    21233 SH       SOLE                        0        0    21233
ISHARES TR                     S&P MIDCAP 400   464287507    22201   236305 SH       SOLE                        0        0   236305
ISHARES TR                     RUSSELL1000VAL   464287598     1219    17891 SH       SOLE                        0        0    17891
ISHARES TR                     RUSSELL 1000     464287622     1947    25838 SH       SOLE                        0        0    25838
ISHARES TR                     RUSL 2000 VALU   464287630      768    10979 SH       SOLE                        0        0    10979
ISHARES TR                     S&P SMLCAP 600   464287804      738    10089 SH       SOLE                        0        0    10089
ISHARES TR                     S&P SMLCP VALU   464287879     8958   120649 SH       SOLE                        0        0   120649
ISHARES TR                     S&P SH NTL AMTFR 464288158     1154    10790 SH       SOLE                        0        0    10790
ISHARES TR                     MSCI ACWI INDX   464288257      436    11910 SH       SOLE                        0        0    11910
JPMORGAN CHASE & CO            COM              46625H100      632    18649 SH       SOLE                        0        0    18649
LINCOLN NATL CORP IND          COM              534187109     1712    85260 SH       SOLE                        0        0    85260
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541     1383    29060 SH       SOLE                        0        0    29060
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      490    13125 SH       SOLE                        0        0    13125
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      967    43859 SH       SOLE                        0        0    43859
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1782    13058 SH       SOLE                        0        0    13058
SPDR SERIES TRUST              INTR TRM CORP BD 78464A375     1072    31056 SH       SOLE                        0        0    31056
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     2523    63704 SH       SOLE                        0        0    63704
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      425    17380 SH       SOLE                        0        0    17380
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474     2283    74550 SH       SOLE                        0        0    74550
SPDR SERIES TRUST              DJ REIT ETF      78464A607    10956   149285 SH       SOLE                        0        0   149285
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     4089    67425 SH       SOLE                        0        0    67425
TOWER FINANCIAL CORP           COM              891769101      267    24564 SH       SOLE                        0        0    24564
US BANCORP DEL                 COM NEW          902973304     1153    34328 SH       SOLE                        0        0    34328
VANGUARD ADMIRAL FDS INC       500 VAL IDX FD   921932703     1545    26098 SH       SOLE                        0        0    26098
VANGUARD ADMIRAL FDS INC       SMLCP 600 VAL    921932778      770    12091 SH       SOLE                        0        0    12091
VANGUARD ADMIRAL FDS INC       MIDCP 400 IDX    921932885     1610    25582 SH       SOLE                        0        0    25582
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     5815    64613 SH       SOLE                        0        0    64613
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     4342    53335 SH       SOLE                        0        0    53335
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    17904   210242 SH       SOLE                        0        0   210242
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413     1248    19989 SH       SOLE                        0        0    19989
VANGUARD INDEX FDS             REIT ETF         922908553     7119   107787 SH       SOLE                        0        0   107787
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3590    52735 SH       SOLE                        0        0    52735
VANGUARD INDEX FDS             MID CAP ETF      922908629     5031    65504 SH       SOLE                        0        0    65504
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1849    29720 SH       SOLE                        0        0    29720
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652      990    17656 SH       SOLE                        0        0    17656
VANGUARD INDEX FDS             VALUE ETF        922908744     2751    49215 SH       SOLE                        0        0    49215
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1410    20222 SH       SOLE                        0        0    20222
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    11204   277111 SH       SOLE                        0        0   277111
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1828    46402 SH       SOLE                        0        0    46402
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874      624    14868 SH       SOLE                        0        0    14868
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870     1370    15737 SH       SOLE                        0        0    15737
VANGUARD STAR FD               INTL STK IDXFD   921909768     3094    74185 SH       SOLE                        0        0    74185
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     1588    51060 SH       SOLE                        0        0    51060
VANGUARD WORLD FD              MEGA VALUE 300   921910840     3035    74527 SH       SOLE                        0        0    74527
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     2505    53423 SH       SOLE                        0        0    53423
WILLIAMS COS INC DEL           COM              969457100      398    12698 SH       SOLE                        0        0    12698